Summary of Significant Accounting Policies (Details 4) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Loans receivable from related parties		$ 43,773,878
Net Credit Group Co., Ltd. [Member]
Loans receivable from related parties		4,492,072
Gain Thrive Limited [Member]
Loans receivable from related parties		22,471,164
UCF Holdings Group Limited [Member]
Loans receivable from related parties		$ 16,810,642